Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Jul. 15, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 30.6	$ 2.0	$ 43.5	$ 43.5
Cost of Sales [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets			$ 15.9	$ 14.3	$ 19.4
Asset Management Income [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets					$ 58.4